Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Assets And Lease Liabilities
Schedule of continuity of lease liabilities

	December 31, 2024	December 31, 2023
Opening balance	$377,635	$465,930
Less: lease payments	(131,095)	(127,797)
Interest expense	30,565	39,502
	277,105	377,635
Less: current portion of lease liabilities	(113,981)	(100,531)
Long-term portion of lease liabilities	$163,124	$277,104

Schedule of continuity of ROU assets

	December 31, 2024	December 31, 2023
Opening balance	$330,597	$432,319
Less: amortization of ROU assets	(101,722)	(101,722)
	$228,875	$330,597

Schedule of remaining payments for the operating lease

	2025	2026	2027	2028	2029	Total
Office lease	$173,970	$177,268	$44,523	-	-	$395,761